Victory Pioneer Fundamental Growth Fund Expense Example - Victory Pioneer Fundamental Growth Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,097
Expense Example, with Redemption, 10 Years	1,737
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,855
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	831
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	$ 952